Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Fair Value Measurements
26.	Fair Value Measurements

(1)	Fair value hierarchy

The Group referred to the levels of the fair value hierarchy for financial instruments measured at fair value in the consolidated financial statements based on the following inputs:

–	Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

–

Level 2 inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

–

Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions that market participants would use in establishing a price.

Transfers between levels of the fair value hierarchy are recognized as if they have occurred at the beginning of the reporting period.

(2)	Fair value measurements by fair value hierarchy

Assets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)

December 31, 2016	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	325	325
Available-for-sale financial assets
Listed equity investments	2,346	—	—	2,346
Private equity and other financial instruments	—	—	12,795	12,795

Total	2,346	—	13,120	15,466

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	1,862	1,862
Available-for-sale financial assets
Listed equity investments	1,574	—	—	1,574
Private equity and other financial instruments	—	—	13,820	13,820

Total	1,574	—	15,682	17,256

Financial liability at fair value through profit or loss
Put option liabilities	—	—	486	486

Total	—	—	486	486

Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)

December 31, 2016	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	294	—	294
Loans and receivables
Time deposits	—	10,000	—	10,000
Corporate bonds and other debt instruments	—	2,632	—	2,632
Office security deposits	—	4,739	—	4,739

Total	—	17,665	—	17,665

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	291	—	291
Loans and receivables
Corporate bonds and other debt instruments	—	8,036	—	8,036
Office security deposits	—	5,546	—	5,546

Total	—	13,873	—	13,873
Financial liability measured at amortized cost
Office securities deposits received under sublease agreement	—	23	—	23

Total	—	23	—	23

There have been no transfers among Level 1, Level 2 and Level 3 during the years ended December 31, 2016 and 2017, except for the transfer from Level 1 to Level 3 as described in (3) below.

(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)
	2016		2017
	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Put option liabilities
Fair value at the beginning of the year	13,648	871	12,795	325	—
Total (loss)/gain for the year:
Included in profit or loss(1)	(29)	(656)	(1,535)	1,062	(7)
Included in other comprehensive income(2)	(2,140)	—	(2,456)	—	—

Comprehensive (loss)/income	(2,169)	(656)	(3,991)	1,062	(7)
Purchases	2,054	197	4,949	363	457
Sales and settlements	—	—	(1,619)	—	—
Return of capital	(8)	—	(121)	—	—
Increase due to business combination	—	—	610	—	33
Transfers in(3)	—	—	326	—	—
Effect of exchange rate changes	(730)	(87)	871	112	3

Fair value at the end of the year	12,795	325	13,820	1,862	486

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)	This amount is included in “Net changes in fair value” of available-for-sale financial assets in the Group’s Consolidated Statements of Comprehensive Income.
(3)

During the year ended December 31, 2017, the issuing company of the equity was delisted from a stock exchange in the U.S. subsequent to our purchase of its equity securities. Accordingly, such equity investment was transferred from Level 1 to Level 3.

(4)	Valuation techniques and inputs

Assets and liabilities measured at fair value on a recurring basis in the Group’s Consolidated Statements of Financial Position

Conversion right and redemption right of preferred stock

The conversion right and redemption right of preferred stock are embedded derivatives. Such conversion right and redemption right are bifurcated from the underlying preferred stock and measured at fair value using mainly a binomial option pricing model. Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of certain conversion right and redemption right of preferred stock:

Valuation technique	Significant unobservable input	2016	2017
Binomial option pricing model	Comparable listed companies’ average historical volatility	13.6%-39.6%	46.0%-49.2%
	Discount rate	1.6%	2.5%

A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the conversion right and redemption right of preferred stock, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the conversion right and redemption right of preferred stock.

Put option liabilities

The put option liabilities are options written on shares of subsidiaries, associates, and investments. Such put option liabilities are measured at fair value using mainly option pricing model or the Monte Carlo simulation. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2016	2017
Option pricing model	Comparable listed companies’ average historical volatility	—	45.0%
	Discount rate	—	4.3%
Monte Carlo simulation	Comparable listed companies’ average historical volatility	—	41.4%-49.2%
	Discount rate	—	2.5%

A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the put option liabilities, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the put option liabilities.

Private equity and other financial instruments

Available-for-sale financial assets categorized within Level 3 mainly consist of unlisted equity securities and private equity investment funds. Private equity investment funds were measured at fair value based on net asset value as of December 31, 2016 and 2017.

Unlisted equity securities are measured at fair value either based on the most recent transactions, the market approach and option pricing model, or the discount cash flow model. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities:

Valuation technique	Significant unobservable input	2016	2017
Market approach—market comparable companies	EBITDA multiple	10.4	11.6-12.8
	EBIT multiple	—	11.4-19.3
	Revenue multiple	1.7-3.6	1.4-6.2
	Liquidity discount	30%	30%
Option pricing model	Comparable listed companies’ average historical volatility	39.6%-78.9%	49.7%-76.2%
	Discount rate	(0.1%)-1.6%	(0.1%)-2.6%
Discount cash flow model	Discount rate	16.8%	12.8%-13.0%
	Growth rate	—	1.0%-2.0%

A significant increase (decrease) in the EBITDA, EBIT, revenue multiple and growth rate would result in a higher (lower) fair value of the unlisted equity securities, while a significant increase (decrease) in the liquidity discount, comparable listed companies’ average historical volatility, discount rate, weighted average cost of capital and risk premium would result in a lower (higher) fair value of the unlisted equity securities.

The valuation techniques and the valuation results of the Level 3 financial assets, including those performed by the external experts, were reviewed and approved by the management of the Group.

Assets and liabilities not measured at fair value in the Consolidated Statements of Financial Position, but for which fair values are disclosed

Japanese government bonds

Japanese government bonds are included in held-to-maturity financial assets. The book value of Japanese government bonds are measured at amortized cost, while fair values are measured at observable quoted prices for identical securities as of the reporting dates. However, as these Japanese government bonds were not actively traded, they were classified as level 2.

Office security deposits, office security deposits received under sublease agreements, time deposits, corporate bonds and other debt instruments

The fair values of the office security deposits office security deposits received under sublease agreements, time deposits, corporate bonds and other debt instruments are calculated by using the discounted cash flow method which utilizes observable inputs such as risk-free interest rates and credit spreads of the Group as of the reporting dates.